Shareholders’ equity - Change in share capital (Details) € / shares in Units, € in Thousands					1 Months Ended		12 Months Ended			130 Months Ended
	Oct. 24, 2023 € / shares shares	May 24, 2023 EUR (€) € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Sep. 07, 2022 EUR (€) € / shares shares	Mar. 31, 2024 shares	Oct. 31, 2020 shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2024 shares € / shares	Nov. 19, 2024 € / shares	Oct. 24, 2023 $ / shares
Disclosure of classes of share capital [line items]
Issue of equity | €			€ 130,000	€ 46,231				€ 353,377	€ 46,231
Capital increase from issuance of ordinary shares (in shares)	20,325,500		20,000,000	5,530,000				40,325,500	5,530,000
Par value per share (in euro per share) | € / shares	€ 0.01	€ 0.01	€ 0.01	€ 0.01			€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares			€ 6.50	€ 8.36
Number of warrants exercised (in shares)									522
Exercises of share warrants | €		€ 1,850					€ 45		€ 3
Exercises of share warrants (in shares)						464,309	4,000		19,134
Other share warrants, subscripion price per share (in euro per share) | € / shares									€ 0.14
Share issue related cost | €								€ 28,111	€ 3,280
Transaction costs related to capital increase | €							€ 446	(28,111)	€ (3,280)
Issue of free shares (in shares)							415,019
ADS
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares (in shares)	18,699,460
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares												$ 11.60
Ordinary shares
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares (in shares)	1,626,040
Issue of equity, offering price per share (in dollar/euro per share) | € / shares	€ 10.9864
Kreos share warrants
Disclosure of classes of share capital [line items]
Exercises of share warrants | €		€ 1,850						€ 1,850
Exercises of share warrants (in shares)		99,583						99,583
Other share warrants, subscripion price per share (in euro per share) | € / shares		€ 18.57
Other equity agreement
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares)							4,000	1,906
Exercises of share warrants | €								€ 2
Exercises of share warrants (in shares)							4,000	190,550
Other share warrants, subscripion price per share (in euro per share) | € / shares							€ 11.14	€ 0.01		€ 11.14
Kreos A BSA | Kreos share warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares)		67,887
Kreos B BSA | Kreos share warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares)		31,696
BSAs
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares)										324,446
BSA-2024-1 and BSA-2024-2
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares)					77,820
Share warrants, subscription price (in euro per share) | € / shares							€ 2.57			€ 2.57